Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued Expenses
9.	ACCRUED EXPENSES
Accrued expenses consisted of the following:

	DECEMBER 31, 2020	SEPTEMBER 30, 2021
Accrued employee compensation and benefits	$4,024	$5,332
Accrued research and development	612	1,659
Accrued professional fees	568	933
Accured other	1,622	1,427

Total accrued expenses	$6,826	$9,351

8.	ACCRUED EXPENSES
Accrued expenses at December 31, 2019, and 2020 consisted of the following:

	DECEMBER 31,
	2019	2020
Accrued Employee compensation and benefits	$2,752	$4,024
Accrued Research and development	405	612
Accrued Professional fees	242	568
Accrued Other	119	1,622

Total accrued expenses	$3,518	$6,826